UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9353

Seligman New Technologies Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/04

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.
SELIGMAN NEW TECHNOLOGIES FUND, INC.
Semi-annual Report June 30, 2004

Seligman
New Technologies Fund, Inc. (In Liquidation)

Mid-Year Report
June 30, 2004

Seligman
140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents
To The Stockholders	1
Portfolio Overview	2
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Notes to Financial Statements	12
Financial Highlights	19
Stockholder Meeting	20
Board of Directors and Executive Officers	21
For More Information	back cover

To The Stockholders

Your mid-year Stockholder report for Seligman New Technologies Fund, Inc. follows this letter. This report contains the Fund’s financial statements, including its portfolio of investments.

For the six months ended June 30, 2004, the Fund posted a total return of -5.72%. During the same time period, the technology market, as measured by the Goldman Sachs Technology Index, returned 0.75%. The Blended Index, which excludes the services and hardware subsectors of the Goldman Sachs Technology Index, posted a total return of 6.64%.

The stagnant technology market of the past several years created a situation where your Fund was at risk of having to sell off its private, illiquid securities at distressed prices in order to meet future quarterly repurchase offer requirements and other liquidity needs.T o avoid such a scenario, the Stockholders of the Fund were asked to approve a plan to liquidate and dissolve the Fund in an orderly manner and a proposal to eliminate the Fund’s fundamental investment policy of making quarterly repurchase offers for its common stock.These proposals were approved on February 25, 2004, at a Special Meeting of Stockholders.C omplete details of the Stockholder vote can be found on page 20 of this report. In accordance with the Fund’s plan of liquidation and dissolution, on August 4, 2004, the Fund made a distribution to Stockholders in the amount of $4,423,292, or $0.30 per share.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 13, 2004

1

Portfolio Overview (unaudited)

Diversification of Net Assets June 30, 2004
	Issues	Cost	Value	Percent of Net Assets
Convertible Preferred Stocks:
Application Software	4	$18,388,125	$3,535,233	5.4
Communications Equipment	2	6,326,044	—	—
Health Care	2	9,430,017	32,323,200	49.3
Internet Software and Services	20	57,746,020	7,378,067	11.2
IT Services	1	4,082,544	2,709,789	4.1
Systems Software	3	9,250,475	648,369	1.0
Telecommunication Services	1	1,875,631	62,176	0.1
Total Convertible Preferred Stocks	33	107,098,856	46,656,834	71.1
Limited Partnerships:
Miscellaneous	5	8,041,407	4,705,933	7.2
Common Stocks and Warrants:
Communications Equipment	3	8,659,486	—	—
Health Care	1	334,809	87,652	0.1
Internet Software and Services	9	23,475,043	81,511	0.1
IT Services	2	5,289,849	1,244,455	1.9
Systems Software	4	10,251,953	551,443	0.9
Telecommunication Services	3	6,310,173	250,848	0.4
Miscellaneous	1	306,495	153,847	0.2
Total Common Stocks and Warrants	23	54,627,808	2,369,756	3.6
Convertible Promissory Notes:
Communications Equipment	1	1,011,249	293,248	0.4
Internet Software and Services	3	1,408,210	—	—
Total Convertible Promissory Notes	4	2,419,459	293,248	0.4
Short-Term Holdings and
Other Assets Less Liabilities	4	11,620,574	11,604,348	17.7
Net Assets	69	$183,808,104	$65,630,119	100.0

Largest Portfolio Holdings June 30, 2004

Security	Value	Percent of Net Assets	Security	Value	Percent of Net Assets
GMP Companies			iBiquity Digital
(Series A)	$32,323,200	49.3	(Series A)	$1,472,621	2.2
LifeMasters Supported			iBiquity Digital
SelfCare (Series E)	2,709,789	4.1	(Series C)	1,424,922	2.2
Gateway Learning			Access Data	1,244,455	1.9
(Series D)	2,248,650	3.4	The Petroleum Place
Walden VC II LP	1,795,005	2.7	(Series C)	1,148,144	1.7
Edison Venture			Homegain.com
Fund IV LP	1,651,570	2.5	(Series C)	1,052,280	1.6

2

Portfolio Overview (unaudited)
Largest Industries June 30, 2004

Composition of Net Assets June 30, 2004

3

Portfolio of Investments (unaudited) (liquidation basis)
June 30, 2004

	Shares		Acquisition Date*	Cost	Value
Restricted Securities# 82.3%
Convertible Preferred Stocks 71.1%
Application Software 5.4%
Gateway Learning (Series D)Ø	1,441,442		3/22/00	$6,400,003	$ 2,248,650
Index Stock Imagery (Series A Sr.)Ø	1,356,509		3/20/02 to 4/16/04	3,959,123	813,905
ProAct Technologies (Series C)	1,600,000		3/23/00	6,403,998	272,000
Sensable Technologies (Series C)	489,458		4/5/00	1,625,001	200,678
					3,535,233

Communications Equipment
Geographic Network Affiliates International
(Series A)Ø	63,200		12/29/99	6,326,044	—
Geographic Network Affiliates International
(Series B)	316,000		12/5/01	—	—

Health Care 49.3%
Bernard Technologies (Series D)Ø	1,436,364		11/8/99	3,957,011	—
GMP Companies (Series A)Ø	1,092,000		9/15/99	5,473,006	32,323,200
					32,323,200

Internet Software and Services 11.2%
Adexa (Series C)	98,003		8/24/00	1,244,950	95,063
Adexa (Series E)	59,394	†	7/12/02	75,438	45,733
ePolicy.com (Series B)	562,113		5/2/00	1,999,998	303,541
EverAd (Series B)	1,193,800		2/16/00	3,163,437	405,892
Global Commerce Systems (Series A)	1,746		4/6/00	30,005	8
Global Commerce Systems (Series D)	1,125,148		4/6/00	5,474,826	5,401
Homegain.com (Series C)Ø	711,000		12/29/99	7,110,000	1,052,280
iBiquity Digital (Series A)	383,495		1/19/00	3,559,221	1,472,621
iBiquity Digital (Series C)	464,144		4/24/02	1,424,923	1,424,922
Infomediary Technology Solutions
(Series A Sr.)	1,660,130		10/6/00	1,001,515	2,656
Knowledge Mechanics Group (Series B)Ø	241,387		11/24/99	1,777,501	120
MaMaMedia (Series D)	622,222		8/6/99	3,365,302	—
NeoPlanet (Series B)´Ø	526,228		2/18/00	6,319,998	173,655
OurHouse (Series D)	1,316,666		2/11/00	7,899,996	52,667
The Petroleum Place (Series C)	68,505		3/7/00	4,050,016	1,148,144
QuinStreet (Series B)	166,102		5/25/00	490,001	764,069
Studio Systems (Series D)	816,567		7/10/00	613,152	15,025
Techies.com (Series C)	743,529		1/27/00	6,320,139	—
UGO Networks (Series II)	290,162		1/30/01	575,174	40,623
Vividence (Series D)	84,988		9/12/00	1,250,428	375,647
					7,378,067

_____________
See footnotes on page 7.

4

Portfolio of Investments (unaudited) (liquidation basis)
June 30, 2004

	Shares	Acquisition Date*	Cost	Value
IT Services 4.1%
LifeMasters Supported SelfCare (Series E)	510,318	1/31/00	$4,082,544	$ 2,709,789

Systems Software 1.0%
Enterworks (Series A)	2,747,826	12/30/99	3,160,000	—
FlashPoint Technology (Series E)Ø	1,037,037	9/10/99	4,203,479	195,813
NSI Software (Series B)	222,934	4/14/00 to 11/13/02	1,886,996	452,556
				648,369

Telecommunication Services 0.1%
fusionOne (Series D)	345,420	9/13/00 to 10/11/00	1,875,631	62,176
Total Convertible Preferred Stocks
(Cost $107,098,856)				46,656,834

Limited Partnerships 7.2%
Miscellaneous 7.2%
Asia Internet Capital Ventures		8/15/00	336,742	192,090
Compass Venture Partners		11/22/99 to 2/21/02	458,086	177,299
Edison Venture Fund IV		10/18/99 to 12/19/02	2,416,227	1,651,570
InnoCal II		6/9/00 to 4/26/04	1,139,924	889,969
Walden VC II		5/17/00 to 6/15/04	3,690,428	1,795,005
Total Limited Partnerships
(Cost $8,041,407)				4,705,933

Common Stocks and Warrants 3.6%
Communications Equipment
Silicon Wave	1,471,060	12/6/99 to 8/18/00	7,243,674	—
Viadux	1,654	12/10/99	790,001	—
WaveSplitter Technologies	7,322	9/22/00	625,811	—

Health Care 0.1%
Cardiac Science	50,521	6/23/00	334,809	87,652

Internet Software and Services 0.1%
Arzoon	2,252	4/11/00	1,000,370	—
etang.com	71,457	1/6/00	—	17,150
iBEAM Broadcasting	1,774	3/9/00	121,503	—
Interactive Video Technologies	66,530	12/23/99	5,135,000	50,230
Knowledge Mechanics GroupØ	1,206,931	11/24/99	1,777,501	121
Moai Technologies	131,177	1/25/00	6,320,002	—
Qpass	38,279	5/2/00 to 5/11/01	2,160,000	14,010
Sun Hill Software	452,175	11/2/99 to 8/4/00	3,798,333	—
UGO Networks	44,350	11/12/99	3,162,334	—
				81,511

_____________
See footnotes on page 7.

5

Portfolio of Investments (unaudited) (liquidation basis)
June 30, 2004

	Shares, Warrants or Principal Amount		Acquisition Date*	Cost	Value
IT Services 1.9%
Access DataØ	3,190,909	shs.	3/29/00	$5,265,000	$1,244,455
Axentis	67,828		6/23/00	24,849	—
					1,244,455

Systems Software 0.9%
CoventorØ	4,196,058		3/8/00	5,265,002	503,527
DecisionPoint Applications	269,231		4/20/00	1,751,523	43,642
Entegrity Solutions	59,413		2/16/00	3,195,221	—
NSI Software	10,424		4/14/00	40,207	4,274
					551,443

Telecommunication Services 0.4%
ART Advanced Recognition Technologies	131,200		12/6/99	3,285,655	22,304
GoSolutionsØ	342,411		4/3/00 to 3/19/01	2,967,018	99,299
GoSolutions	226,745	wts.	5/24/01	57,500	129,245
					250,848

Miscellaneous 0.2%
Tower Gate (Series E) (United Kingdom)	202,053	shs.	7/26/00	306,495	153,847
Total Common Stocks and Warrants
(Cost $54,627,808)					2,369,756

Convertible Promissory Notes 0.4%
Communications Equipment 0.4%
Geographic Network Affiliates
International 9%, payable on demand	$1,011,200	†	12/5/01 to 3/12/02	1,011,249	293,248

Internet Software and Services
Techies.com:
9%, payable on demand	771,976†		6/7/00	771,976	—
9%, due 2/20/2006	421,333		2/22/01	425,568	—
9%, due 2/20/2008	210,666		6/7/00	210,666	—
Total Convertible Promissory Notes
(Cost $2,419,459)					293,248

Total Restricted Securities
(Cost $172,187,530)					54,025,771

_____________
See footnotes on page 7.

6

Portfolio of Investments (unaudited) (liquidation basis)
June 30, 2004

	Principal Amount	Cost	Value
Short-Term Holdings 25.4%
US Government Securities 18.3%
US Treasury Bills 0.95%, 8/5/2004	$4,000,000	$3,996,305	$3,996,305
US Treasury Bills 1.02%, 9/9/2004	4,000,000	3,992,067	3,990,464
US Treasury Bills 1.13%, 10/28/2004	4,000,000	3,985,059	3,980,536
			11,967,305

Repurchase Agreement 7.1%
State Street Bank & Trust 1.18%, dated 6/30/2004,
maturing 7/1/2004, in the amount of $4,678,153,
collateralized by: $3,910,000 US Treasury Bills
10.375%, 11/15/2012, with a fair market
value of $4,819,075	4,678,000	4,678,000	4,678,000
Total Short-Term Holdings
(Cost $16,651,431)			16,645,305

Total Investments
(Cost $188,838,961) 107.7%			70,671,076

Other Assets Less Liabilities (7.7)%			(5,040,957)
Net Assets 100.0%			$65,630,119

_____________
*	Required disclosure for restricted securities only.
#	Restricted securities listed above are non-income producing and were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of these holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these investments including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund.
Ø	Affiliated issuer (Fund’s holding representing 5% or more of the outstanding voting securities).
†	Warrants attached. See Notes to Financial Statements.

7

Statement of Assets and Liabilities
(unaudited) (liquidation basis)
June 30, 2004

Assets:
Investments, at value:
Convertible preferred stocks* (cost $107,098,856)	$46,656,834
Limited partnerships (cost $8,041,407)	4,705,933
Common stocks and warrants* (cost $54,627,808)	2,369,756
Convertible promissory notes (cost $2,419,459)	293,248
Short-term holdings (cost $16,651,431)	16,645,305
Total investments (cost $188,838,961)	70,671,076
Cash**	1,307,595
Receivable from securities sold	509,632
Expenses prepaid to stockholder service agent	29,353
Receivable for interest and dividends	153
Other	1,204
Total Assets	72,519,013

Liabilities:
Accrued liquidation period expenses (Note 1)	6,876,676
Other	12,218
Total Liabilities	6,888,894
Net Assets	$65,630,119

Composition of Net Assets:
Common Stock, at par ($0.01 par value; 100,000,000 shares authorized;
14,744,393 shares outstanding):	$147,444
Additional paid-in capital	532,877,326
Accumulated net investment loss	(7,140,422)
Accumulated net realized loss	(342,076,244)
Net unrealized depreciation of investments	(118,177,985)
Net Assets	$65,630,119
Net Asset Value per Share	$4.45

_____________
*	Includes affiliated issuers (issuers in which the Fund's holdings represent 5% or more of the outstanding voting securities) with a cost of $60,800,686 and a value of $38,655,025.
**	Includes foreign currencies with a cost of $1,016,920 and value of $1,006,820. See Notes to Financial Statements.

8

Statement of Operations (unaudited) (liquidation basis)
For the Six Months Ended June 30, 2004

Investment Income:
Dividends	$587,741
Interest	56,549
Total Investment Income	644,290

Expenses:
Expenses from continuing operations:
Management fee	217,729
Stockholder account services	75,283
Stockholder servicing fee	53,756
Stockholders’ meeting	42,385
Auditing and legal fees	19,659
Stockholder reports and communications	17,064
Custody and related services	4,445
Directors’ fees and expenses	1,555
Miscellaneous	2,262
434,138
Estimated liquidation period expenses (Note 1)	7,338,799
Total Expenses	7,772,937
Net Investment Loss	(7,128,647)

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	(2,131,010)
Payments received from the Manager (Note 10)	60,126
Net change in unrealized depreciation of investments and foreign currency transactions	5,340,965
Net Gain on Investments and Foreign Currency Transactions	3,270,081
Decrease in Net Assets from Operations	$(3,858,566)

_____________
See Notes to Financial Statements.

9

Statements of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2004 (liquidation basis)	Year Ended December 31, 2003
Operations:
Net investment loss	$(7,128,647)	$(2,825,941)
Net realized loss on investments and foreign currency transactions	(2,131,010)	(3,215,775)
Net realized loss on options written	—	(72,225)
Payments received from the Manager (Note 10)	60,126	—
Net change in unrealized depreciation of investments and foreign
currency transactions	5,340,965	3,931,750
Decrease in Net Assets from Operations	(3,858,566)	(2,182,191)
Capital Share Transactions:
Cost of shares repurchased (776,314 and 2,979,934 shares)	(3,703,018)	(14,006,492)
Decrease in Net Assets From Capital Share Transactions	(3,703,018)	(14,006,492)
Decrease in Net Assets	(7,561,584)	(16,188,683)
Net Assets:
Beginning of period	73,191,703	89,380,386
End of Period (net of accumulated net investment loss of
$7,140,422 and $12,218, respectively)	$65,630,119	$73,191,703

_____________
See Notes to Financial Statements.

10

Statement of Cash Flows (unaudited) (liquidation basis)
For the Six Months Ended June 30, 2004

Cash Flows From Operating Activities:
Net decrease in net assets from operations	$(3,858,566)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Cost of purchases of investment securities	(2,781,809)
Proceeds from disposition of investment securities	23,441,227
Purchases/maturities of short-term investment securities, net	(14,951,431)
Decrease in interest and dividends receivable	5,344
Increase in receivable for securities sold	(371,364)
Decrease in other assets	18,257
Increase in accrued liquidation period expenses and other liabilities	6,507,654
Net change in unrealized depreciation of investments	(5,351,107)
Net realized loss on investments	2,131,453
Net Cash Provided by Operating Activities	4,789,658

Cash Flows From Financing Activities:
Payment for shares of Common Stock repurchased	(3,703,018)
Net Cash Used in Financing Activities	(3,703,018)
Net Increase in Cash	1,086,640

Cash balance at beginning of period	220,955
Cash Balance at End of Period	$1,307,595

_____________
See Notes to Financial Statements.

11

Notes to Financial Statements
(unaudited) (liquidation basis)

1.	Liquidation — On February 25, 2004, the stockholders of Seligman New Technologies Fund, Inc. (the "Fund") approved two proposals: (i) a plan of liquidation and dissolution of the Fund (the "Plan"); and (ii) the elimination of the Fund’s fundamental investment policy of making quarterly repurchase offers for its common stock. As a result, the last quarterly share repurchase offer was completed on January 9, 2004.In accordance with the Plan, J. & W. Seligman & Co. Incorporated (the "Manager") will continue to oversee the assets of the Fund and has the authority to sell or otherwise dispose of the Fund’s assets in such a manner as the Manager deems advisable. The Manager will effect the orderly liquidation of the Fund over such time as it determines, in its sole discretion, is appropriate to maximize the value of the Fund’s portfolio. Shortly following the approval of the Plan, the Manager sold most of the Fund’s publicly-traded securities.
Under the Plan, the Manager may make additional investments only in (a) short-term liquid securities for cash management purposes; (b) limited partnership interests as required by the Fund’s outstanding contractual commitments to limited partnerships; and (c) companies the securities of which are at the time held in the Fund’s portfolio ("Follow-on Investments"), but only if the Manager determines (i) that the securities of that company may not at that time be sold or may be sold only at a disadvantageous price and (ii) that making such additional investment is necessary or advisable to protect the Fund from dilution or other reduction in value, and in any case only to the extent that the Fund has, at that time, sufficient liquid assets with which to make such additional investment.

From the proceeds of the liquidation of assets, the Fund may retain or set aside in a reserve amounts necessary (i) to discharge any unpaid liabilities on the Fund’s books after all remaining assets have been liquidated or written off and (ii) to pay or otherwise provide for such contingent or unascertained liabilities as the Fund shall reasonably deem to exist. The Fund also intends to reserve sufficient liquid assets to satisfy the balance of contractual commitments to make additional capital contributions to two limited partnerships (Note 9) and Follow-on Investments, and to pay Liquidation Period Expenses (as defined below) and any other operating expenses.

Due to the illiquid nature of the Fund’s assets as of June 30, 2004, and because a ready market does not exist for these assets, the liquidation process may take five years or more. As liquidity occurs in the remainder of the portfolio by such events as acquisitions, mergers, IPOs or sales of holdings, proceeds will be distributed to stockholders on a pro rata basis to the extent they exceed amounts needed for reserves. The Fund is unable to predict when such liquidity will occur and, consequently, when stockholders can expect to receive distributions. It is also possible that stockholders will receive only small distributions, if companies held by the Fund fail or the Manager can sell a security for only a small portion of its current value. On August 4, 2004, the Fund distributed to stockholders $4,423,292, or $0.30 per share.

As a result of the approval of the proposals described above, the Fund changed its basis of accounting from the going concern basis to the liquidation basis effective February 25, 2004. Accordingly, on that date, the Fund accrued as a liability an estimate of operating expenses expected to be incurred during the liquidation period ("Liquidation Period Expenses"). This accrual was a non-cash charge that reduced the Fund’s net asset value. As a non-cash charge, the Fund’s available cash was not affected. The Fund’s estimate of Liquidation Period Expenses at February 25, 2004 was equal to approximately $7,700,000, or approximately $0.52 per share, based on 14,744,393 shares outstanding after the January 9, 2004 repurchase. This estimate was based, in part, on the Manager’s best estimate of when the value of certain holdings will be realized and cash distributed to stockholders. The estimate included approximately $3,300,000 of management fees, $1,300,000 of stockholder account services, $1,100,000 of stockholder servicing fees, and $2,000,000 of other expenses. The accrued liability will be adjusted from time to time based on changes in the Fund’s actual net assets, changes in expectations of the timing of future distributions and

12

Notes to Financial Statements
(unaudited) (liquidation basis)

actual expenses incurred. At June 30, 2004, the balance of estimated Liquidation Period Expenses was $6,876,676.

The decrease in the balance of estimated liquidation period expenses resulted from the following:

Balance at February 25, 2004		$7,700,000
Expenses paid:
Management fee	$(247,637)
Stockholder account services	(121,953)
Stockholder servicing fee	(78,157)
Other expenses	(14,376)
Total expenses paid		(462,123)
Adjustment to estimated expenses		(361,201)
Balance at June 30, 2004		$6,876,676

The Manager has undertaken to waive a portion of its management fee from February 26, 2004 until the liquidation of the Fund is completed, subject to annual renewal by the Board. The reduced fee rate is 1.50% per annum of the Fund’s average daily net assets.

2.	Significant Accounting Policies — The financial statements of the Fund for the six months ended June 30, 2004, have been prepared on a liquidation basis of accounting in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors (the "Board"). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day rading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The Fund owns securities of privately-owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund is invested will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial

13

Notes to Financial Statements
(unaudited) (liquidation basis)

public offering (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market-clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly-traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At June 30, 2004, market quotations were not readily available for venture capital securities valued at $54,025,771 (approximately 82% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

b.	Foreign Currency Transactions — The books and records of the Fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service. Purchases and sales of investment securities, income, and expenses are translated into US dollars at the rate of exchange prevailing on the respective dates of such transactions.The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currency transactions.

c.	Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. The Fund removes investments with no value from its portfolio when it is permitted to recognize the loss on such investments for federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

e.	Options — The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

14

Notes to Financial Statements
(unaudited) (liquidation basis)

f.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

g.	Distributions to Stockholders — The treatment for financial statement purposes of distributions made to stockholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options and short-term investments, for the six months ended June 30, 2004 amounted to $2,781,809 and $23,441,227, respectively.

At June 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $27,213,157 and $145,381,042, respectively.

4.	Repurchase Offers — As described in Note 1, the Fund will no longer make share repurchase offers. Prior to the approval of the Plan by the stockholders, in order to provide investors with a limited degree of liquidity, the Fund made quarterly offers to repurchase its shares. Repurchase offers were limited to 5% of the number of the Fund’s outstanding shares on the dates the repurchase requests were due. The Fund was able to repurchase more than 5% (but not more than 25%) of its shares in any quarter with the approval of the Fund’s Board. In the event the repurchase offer was oversubscribed, the Fund could, but was not required to, repurchase additional shares, but only up to a maximum of 2% of the outstanding shares of the Fund. If the Fund determined not to repurchase additional shares, it repurchased shares on a pro rata basis. The repurchase price was equal to the net asset value per share on the date specified in the notice of repurchase. The repurchase pricing date could have been as much as fourteen days after the date that the repurchase requests were due. Payment of the repurchase price was generally made on the third business day after the repurchase pricing date, but the payment could have been made as much as seven days after such pricing date.During the six months ended June 30, 2004, the Fund completed one quarterly repurchase offer. The Fund offered to repurchase 5% of the number of its outstanding shares on the date the repurchase requests were due. The result of the repurchase offer was as follows:

		Percentage of Shares		Repurchase
Commencement of Offer	Repurchase Date	Tendered	Repurchased	Amounts
December 2003	January 9, 2004	12.8	5.0	$3,703,018

5.	Management Fee and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the

15

Notes to Financial Statements
(unaudited) (liquidation basis)

Manager. As described in Note 1, the management fee rate was reduced from 2.00% per annum to 1.50% per annum effective February 26, 2004. For the six months ended June 30, 2004, the Manager received a fee, calculated daily and payable monthly, equal to $543,964 or 1.67% per annum of the Fund’s average daily net assets. At June 30, 2004, $78,598 of such fee is payable to the Manager.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $197,236 for stockholder account services in accordance with a methodology approved by the Fund’s directors. Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, stockholder transaction volume and number of stockholder accounts.

The Fund and certain other associated investment companies (together, the "Guarantors") have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the "Guaranties"). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2004, the Fund’s potential obligation under the Guaranties is $88,300. As of June 30, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s stockholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of certain other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses and the accumulated balance thereof at June 30, 2004, of $12,598 is included in accrued liquidation period expenses and other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

6.	Stockholder Servicing Fee — Brokers or dealers that sold shares of the Fund or that maintain accounts for stockholders can enter into agreements with the Fund and receive a continuing fee of up to 0.50% on an annual basis, payable quarterly, of the average daily net assets attributable to Fund shares owned by customers of the particular broker or dealer for providing personal services and/or the maintenance of stockholder accounts. For the six months ended June 30, 2004, such fees aggregated $160,703 or 0.49% per annum of the Fund’s average daily net assets.

7.	Capital Loss Carryforward and Other Tax Adjustments — At December 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $339,883,015, which is available for offset against future taxable net capital gains, with $80,213,867 expiring in 2009, $228,054,836 expiring in 2010, and $31,614,312 expiring in 2011. The amount was determined after adjustments for certain differences between financial reporting and tax purposes. Accordingly, no capital gain distributions are expected to be paid to stockholders until net capital gains have been realized in excess of the available capital loss carryforward. In addition, the Fund elected to defer to January 1, 2004, the recognition for tax purposes of net losses of $1,024,337 realized on sales of investments after October 31, 2003. These losses will be available to offset future taxable net gains.

16

Notes to Financial Statements
(unaudited) (liquidation basis)

8.	Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of affiliated issuers during the six months ended June 30, 2004, is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares	Dividend Income/ Realized Gain (Loss)	Ending Value
Access Data (common stock)	3,190,909	—	—	3,190,909	—	$ 1,244,455
Bernard Technologies
(Series D)	1,436,364	—	—	1,436,364	—	—
Conventor (common stock)	4,196,058	—	—	4,196,058	—	503,527
FlashPoint Technology
(Series E)	1,037,037	—	—	1,037,037	—	195,813
Gateway Learning (Series D)	1,441,442	—	—	1,441,442	—	2,248,650
Geographic Network Affiliates
International (Series A)	63,200	—	—	63,200	—	—
GMP Companies (Series A)	1,092,000	—	—	1,092,000	—	32,323,200
GoSolutions (common stock)	342,411	—	—	342,411	—	99,299
Homegain.com (Series C)	711,000	—	—	711,000	—	1,052,280
Index Stock Imagery
(Series A Sr.)	642,557*	713,952	—	1,356,509	—	813,905
Knowledge Mechanics Group
(common stock)	1,206,931	—	—	1,206,931	—	121
Knowledge Mechanics Group
(Series B)	241,387	—	—	241,387	—	120
NeoPlanet (Series B)	526,228	—	—	526,228	—	173,655
Total						$38,655,025
_____________
* Received as a result of the conversion of 642,557 shares of preferred stock (Series A Jr.).

9.	Limited Partnership Commitments — In connection with the Fund’s investments in certain limited partnerships, the Fund is contractually committed to make additional capital contributions, if and when the partnerships request such contributions. These capital commitments aggregate approximately $6,120,000 at June 30, 2004, and expire as follows:

Amount	Expiration Date for New Investments by the Partnerships	Final Expiration Date
$4,410,000	September 2006	November 2010
1,710,000	March 2007	March 2011

10.	Other Matters — The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies ("Seligman Funds"). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the

17

Notes to Financial Statements
(unaudited) (liquidation basis)

Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the "SEC"), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect Seligman New Technologies Fund, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $60,126 paid to Seligman New Technologies Fund, which has been reported as Payments received from the Manager in the Statement of Operations.

18

Financial Highlights (unaudited)

The table below is intended to help you understand the Fund's financial performance from its inception. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods less than one year.

	Six Months Ended June 30, 2004		Year Ended December 31,				7/27/99* to
	(liquidation basis)		2003	2002	2001	2000	12/31/99

Per Share Data:
Net Asset Value,
Beginning of Period	$4.72		$4.83	$12.11	$25.23	$37.34	$24.25
Income (Loss) from Investment
Operations:
Net investment loss	(0.48)		(0.16)	(0.23)	(0.44)	(0.97)	(0.13)
Net realized and unrealized
gain (loss) on investments	0.21		0.05	(7.05)	(12.41)	(5.10)	14.70
Total from Investment
Operations	(0.27)		(0.11)	(7.28)	(12.85)	(6.07)	14.57
Distributions from net
realized capital gains	—		—	—	(0.27)	(6.04)	(1.43)
Offering costs	—		—	—	—	—	(0.05)
Net Increase (Decrease)
in Net Asset Value	(0.27)		(0.11)	(7.28)	(13.12)	(12.11)	13.09
Net Asset Value,
End of Period	$4.45		$4.72	$4.83	$12.11	$25.23	$37.34

Total Return:	(5.72	)%**	(2.28)%	(60.12)%	(50.85)%	(20.96)%	60.65%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$65,630		$73,192	$89,380	$269,630	$662,168	$905,287
Ratio of expenses to average net assets	12.51	%Ø	3.69%	3.08%	2.79%	2.67%	2.78%†
Ratio of net investment loss to average net assets	(10.54	)%Ø	(3.58)%	(3.04)%	(2.56)%	(2.49)%	(1.06)%†
Portfolio turnover rate	4.68%		39.86%	147.87%	125.60%	122.67%	112.41%
_____________
*	Commencement of operations.
**	Excluding the effect of the payments received from the Manager described in Note 10, total return would have been (5.81)%.
†	Annualized.
Ø	In computing the ratios of expenses and net investment loss to average net assets, income and expenses other than liquidation period expenses are annualized. Liquidation period expenses are not annualized because they are a one-time expense.
See Notes to Financial Statements.

19

Stockholder Meeting
Stockholders of the Fund considered and approved the following proposals at a Special Meeting of Stockholders held on February 25, 2004 at the offices of the Fund. Tabulations of the votes received on each of the proposals appear below.

Proposal 1
Approval of the liquidation and dissolution of the Fund in accordance with the Plan of Complete Liquidation and Dissolution.

For	Against	Abstain
7,809,691.755	968,995.578	199,810.654

Proposal 2
Approval of the elimination of the Fund’s fundamental investment policy of making quarterly repurchase offers for its Common Stock.

For	Against	Abstain
7,915,380.956	870,192.249	192,924.782

20

Board of Directors

Robert B. Catell 2, 3		William C. Morris
•	Chairman, Chief Executive Officer and Director, KeySpan Corporation	•	Chairman, J. & W. Seligman & Co. Incorporated
		•	Chairman, Carbo Ceramics Inc.

John R. Galvin 1, 3		Leroy C. Richie 1, 3
•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University	•	Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
		•	Director, Kerr-McGee Corporation

Alice S. Ilchman 2, 3		Robert L. Shafer 2, 3
•	President Emerita, Sarah Lawrence College	•	Retired Vice President, Pfizer Inc.
•	Director, Jeannette K. Watson Summer Fellowship
•	Trustee, Committee for Economic Development

Frank A. McPherson 2, 3		James N. Whitson 1, 3
•	Retired Chairman of the Board and Chief Executive Officer,	•	Retired Executive Vice President and Chief Operating Officer,
	Kerr-McGee Corporation		Sammons Enterprises, Inc.
•	Director, ConocoPhillips	•	Director, CommScope, Inc.
•	Director, Integris Health

John E. Merow 1, 3		Brian T. Zino
•	Retired Chairman and Senior Partner, Sullivan & Cromwell LLP	•	Director and President, J. & W. Seligman & Co. Incorporated
•	Director, Commonwealth Industries, Inc.	•	Chairman, Seligman Data Corp.
•	Trustee, New York-Presbyterian Hospital	•	Director, ICI Mutual Insurance Company
		•	Member of the Board of Governors, Investment Company Institute

Betsy S. Michel 1, 3
•	Trustee, The Geraldine R. Dodge Foundation	Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Rose
Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and Treasurer

Thomas Hirschfield	Frank J. Nasta
Vice President	Secretary

Richard M. Parower
Vice President

21

Manager
J. & W. Seligman & Co. Incorporated 100 Park Avenue • New York, NY 10017

Stockholder Service Agent
Seligman Data Corp. 100 Park Avenue • New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

For More Information
Important Telephone Numbers
(800) 221-2450	Shareholder Services
(800) 445-1777	Retirement Plan Services
(212) 682-7600	Outside the United States
(800) 622-4597	24-Hour Automated Telephone Access Service

Proxy Voting
A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available to shareholders (i) without charge, upon request, by calling toll-free 800-221-2450 in the US or collect
212-682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.

CENT3 6/04

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11	EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 2, 2004

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 2, 2004

SELIGMAN NEW TECHNOLOGIES FUND, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.